Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Restricted Cash is Included with Cash and Cash Equivalents	Restricted cash is included with cash and cash equivalents in the consolidated statements of cash flows, and a reconciliation to the balance sheets is presented in those statements.
	As of July 31,
	2026	2025
Cash and cash equivalents	$14,437,097	$12,208,630
Restricted cash – current	125,812	160,620
Restricted cash – noncurrent	497,905	—
Cash, cash equivalents and restricted cash	$15,060,814	$12,369,250

Schedule of Property and Equipment is Stated at Cost Less Accumulated Depreciation

Property and equipment is stated at cost less accumulated depreciation, which is computed on a straight-line basis over the estimated useful lives, as follows:

Useful life
Buildings	17 – 19 years
Leasehold improvement	Lesser of useful life and lease term
Automobiles	3 – 6 years
Office and electric equipment	3 – 10 years

Schedule of Revenue by End-user Geography

Revenue by end-user geography was:

	For the years ended July 31,
	2026	2025	2024
Japan	$52,767,454	$62,892,062	$55,747,390
South Korea	10,492,567	9,338,947	3,242,329
North America	6,169,260	7,517,998	4,174,329
Taiwan, Hong Kong and Macau	7,958,882	4,647,850	2,773,851
Europe	2,482,756	3,050,071	1,386,754
Other	2,638,491	2,923,865	1,099,924
Total	$82,509,410	$90,370,793	$68,424,577

Schedule of (Loss) Earnings Per Share	There were no potentially dilutive securities for the years ended July 31, 2026, 2025 and 2024.

	For the years ended July 31,
	2026	2025	2024
Net (loss) income	$(4,131,668)	$3,828,563	$5,977,639
Weighted-average shares – basic	62,418,382	60,000,000	60,000,000
Weighted-average shares – diluted	62,418,382	60,000,000	60,000,000
Basic (loss) earnings per share	$(0.07)	$0.06	$0.10
Diluted (loss) earnings per share	$(0.07)	$0.06	$0.10

Schedule of Revenue from Significant Customers
	For the years ended July 31,
	2026	2025	2024
Customer A (Game: Vivid Army)	20.20%	30.07%	40.26%
Customer B (Games: Queens Blade, Strike the Blood Daybreak)	Less than 10%	12.55%	27.04%
Customer C (Game: So I’m a Spider, So What? Ruler of the Labyrinth)	Less than 10%	15.76%	—
Customer E (Games: Arifureta: From Commonplace to World’s Strongest – Rebellion Soul), BLACK LAGOON Heaven’s Shot, Dropkick on My Devil!! Chaos)	17.50%	13.04%	Less than 10%

Accounts receivable due from significant third-party payment processing companies representing 10% or more of the Group’s accounts receivable as of July 31, 2026 and 2025 are as follows:

	As of July 31,
	2026	2025
Payment processing company I	52.7%	65.9%
Payment processing company II	10.9%	Less than 10%
Payment processing company III	10.4%	12.7%

Purchases made from significant suppliers representing 10% or more of the Group’s purchases for the years ended July 31, 2026, 2025 and 2024 are as follows:

	For the years ended July 31,
	2026	2025	2024
Supplier X	26.87%	24.32%	50.90%
Supplier Y	18.78%	25.06%	10.36%

Schedule of Outlines the Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the Consolidated financial statements in this report:

	July 31, 2026		July 31, 2025		July 31, 2024
	Year-end spot rate	Average rate	Year-end spot rate	Average rate	Average rate
US$ against JPY	US$1=JPY159.1600	US$1=JPY155.7466	US$1=JPY150.6000	US$1=JPY148.6506	US$1=JPY137.7066
US$ against RMB	US$1=RMB6.7509	US$1=RMB6.9589	US$1=RMB7.2002	US$1=RMB7.2067	US$1=RMB6.9897
US$ against TWD	US$1=TWD32.2700	US$1=TWD31.2945	US$1=TWD29.9100	US$1=TWD31.8010	US$1=TWD30.815